Notes to the consolidated statements of cash flows - Financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 55,276	€ 79,148
Cash flows		(47,885)
Reclassification	(126)
Disposals	(943)	(43)
New leases	2,763	19,310
Accrued interest	1,444	10,826
Interest paid	(1,633)	(5,640)
Foreign Exchange Movements	169	(315)
Changes from financing cash flows	(28,184)
Ending balance	28,892	55,276
Convertible loans (Note 12)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		65,018
Cash flows		(69,889)
Reclassification	(126)
Accrued interest		10,637
Interest paid		(5,640)
EIB loan (Note 12)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	25,189
Cash flows	(25,000)	25,000
Accrued interest	1,444	189
Interest paid	(1,633)
Ending balance		25,189
Lease liabilities (Note 4.2)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,087	14,130
Cash flows	(3,184)	(2,996)
Disposals	(943)	(43)
New leases	2,763	19,310
Foreign Exchange Movements	169	(315)
Ending balance	€ 28,892	€ 30,087